G1 Post-employment benefits	12 Months Ended
Dec. 31, 2025
Disclosure of information about defined benefit plans [abstract]
G1 Post-employment benefits

Post-employment benefits
Ericsson sponsors a number of post-employment benefit plans throughout the Company, which are in line with market practice in each country.
The Company has updated the assumptions used to value the defined benefit pension liabilities based on the latest market conditions. Financial assumption changes resulted in net actuarial gains on defined benefit obligations of SEK 6.3 billion.
Swedish plans
Sweden has both defined benefit and defined contribution plans based on collective agreement between the parties in the Swedish labor market:
–
A defined benefit plan, known as ITP 2 (occupational pension for salaried employees in manufacturing industries and trade), complemented by a defined contribution plan, known as ITPK (supplementary retirement benefits). This is a final salary-based plan.

–	A defined contribution plan, known as ITP 1, for employees born in 1979 or later.
–
A defined contribution plan ITP 1 or alternative ITP, for employees earning more than 10 income base amount and who have opted out of the defined benefit plan ITP 2, where rules are set by the Company and approved by each employee selected to participate.

The Company has by far most of its Swedish pension liabilities under defined benefit plans which according to IAS 19 is funded to 72% (63%) by the assets of Ericsson Pensionsstiftelse (a Swedish Pension Foundation). These liabilities, if valued using different methodology and assumptions established by the Swedish PRI Pensionsgaranti, are funded to 99% (96%) by the assets of Ericsson Pensionsstiftelse. There are no funding requirements for the Swedish plans.
The disability and survivors’ pension part of the
ITP-plan
is secured through an insurance solution with the company Alecta, see section about Multi-employer plans.
The Company pays benefits directly to the pensioners as the obligations fall due. The responsibility for governance of the plans and the plan assets lies with the Company and the Pensionsstiftelse. The Swedish Pensionsstiftelse is managed with the objective to achieve a good risk adjusted return while reducing the need for unexpected funding requirements. Traditional asset-liability matching (ALM) studies are undertaken on a regular basis to allocate within different asset classes.
The plans are exposed to various risks, e.g., a sudden decrease in the bond yields, which would lead to an increase in the plan liability. A sudden instability in the financial market might also lead to a decrease in fair value of plan assets held by the Pensionsstiftelse, as the holdings of plan assets are partly exposed to equity markets; however, this may be partly offset by higher values in fixed income holdings. Swedish plans are linked to inflation and higher inflation will most likely lead to a higher liability.
Multi-employer plans
The Company has secured the disability and survivors’ pension part of the ITP Plan through an insurance solution with the insurance company Alecta. Although this part of the plan is classified as a multi-employer defined benefit plan, it is not possible to apply defined benefit accounting as information regarding how earnings are allocated between employers for most of the accrued pension benefits is not available. Full vesting is instead registered on the last employer. Since Alecta is not able to provide a breakdown of assets and provisions by employer, the disability and survivors’ pension portion of the ITP Plan has been accounted for as a defined contribution plan.
Alecta has a collective funding ratio which acts as a buffer for its insurance commitments to protect against fluctuations in investment return and insurance risks. Alecta’s collective funding ratio ranges from 125% to 170% and reflects the market value of Alecta’s plan assets as a percentage of its commitments to policy holders (both guaranteed and non-guaranteed),
measured in accordance with Alecta’s actuarial assumptions, which are different from those in IAS 19. Alecta’s collective funding ratio was 167% (162%) as of December 31, 2025. The Company’s share of Alecta’s saving premiums is 0.3% and the total share of active members in Alecta is 2%. The expected contribution to the plan is SEK 73 million for 2026.
Contingent liabilities/Assets pledged as collateral
Contingent liabilities include the Company’s mutual responsibility as a credit insured company of PRI Pensionsgaranti in Sweden. This mutual responsibility can only be imposed in the instance that PRI Pensionsgaranti has consumed all of its assets, and it amounts to a maximum of 2% of the Company’s pension liability in Sweden. The Company has a pledged business mortgage of SEK 7,4 billion to PRI Pensionsgaranti at year end. PRI continuously measures the Company credit risk levels according to the credit insurance terms and conditions.
US plans
The Company operates both defined contribution
and
defined benefit pension plans in the US, which are a combination of final salary pension plans and contribution-based arrangements. The final salary pension plans provide benefits to members in the form of a guaranteed level of pension payable for life. The level of benefits provided depends on members’ length of service and their salary in the final years leading up to retirement. Retirees generally do not receive inflationary increases once in payment.
The other type of plan is a contribution-based pension plan, which provides a benefit determined using a “cash balance” approach. The balance is credited monthly with interest credits and contribution credits, based on a combination of current year salary and length of service.
The majority of benefit payments are from trustee-administered funds; however, there are also unfunded plans where the Company meets the benefit payment obligation as it falls due. In the US, the Company’s policy is at least to meet or exceed the funding requirements of federal regulations. The funded level in the US Pension Plan is above the point at which minimum funding would be required for fiscal year 2025.
Plan assets held in trusts are governed by local regulations and practice, as is the nature of the relationship between the Company and the trustees (or equivalent) and their composition. Responsibility for governance of the plans, including investment decisions and contribution schedules, lies with the Plan Administrative Committee (PAC). The PAC is composed of representatives from the Company.
The Company’s plans are exposed to various risks associated with pension plans, i.e., a sudden decrease in bond yields would lead to an increase in the present value of the defined benefit obligation. A sudden instability in the financial markets might also lead to a decrease in the fair value of plan assets held by the trust. Pension benefits in the US are not linked to inflation; however, higher inflation poses the risk of increased final salaries being used to determine benefits for active employees. There is also a risk that the duration of payments to retirees will exceed the life expectancy in mortality tables.
UK plans
The Company operates both defined benefit and defined contribution plans in the UK. All defined benefit plans in the UK are closed to future pension accrual.
The defined benefit plans provide benefits to members in the form of a guaranteed level of pension payable for life. The level of benefits provided is defined by the Trust Deed and Rules and depends on members’ length of service and their salary. Pensions in payment are generally updated in line with the UK retail price index, subject to caps defined by the rules.
The plans’ assets are held in trusts and are invested in a diverse range of assets. The plans are governed by local regulations and responsibility for the governance of the plans lies with the Trustee Directors, who are appointed by the Company from its employees and from the plans’ members. Independent professional trustees sit on the Boards for all the defined benefit plans.
The risks of most of the UK defined benefit plans have been transferred to insurance companies through annuity buy-in
contracts - this equates to 87% of the total defined benefit pension obligations at year-end.
This significantly reduced the financial exposure to the Company as changes to the value of defined benefit obligations are directly met by the insurers. The Company retains the legal responsibility to pay all scheme benefits hence the plan liabilities remain on the balance sheet alongside the corresponding buy-in
asset.

Other plans
The Company also sponsors plans in other countries. The main plans are in Brazil, India and Ireland. The main pension plans in Brazil are wholly funded with a net surplus of assets. The plan in Ireland is a final salary pension plan and is fully funded with a net surplus of assets. The plans are managed by corporate trustees with directors appointed partly by the local company and partly by the plan members. The trustees are independent from the local company and subject to the specific country’s pension laws.
The Provident Fund Plan in India was self-managed through a registered Exempted Trust and according to local legislation, investment returns shall be guaranteed at minimum rates of return specified by the government. During the year, the Company elected to transfer the Trust assets to the

Indian government. The members affected were informed of the transfer of Ericsson PF Trust to EPFO in May 2025, with an effective date of transfer of 1 June 2025. The asset transfer to EPFO were completed in several tranches in June 2025. On transfer date, the asset value of SEK 5.0 billion was higher than the defined benefit obligation of SEK 4.9 billion, therefore a settlement loss of SEK 0.1 billion was recognized in other financial expenses. At the end of November 2025, the Government of India announced the implementation of a number of material updates to its Labour Code regulations with immediate effect. The combined impact of the Labour Code changes has been factored into the valuation results for the Ericsson India plans, resulting in past service cost of SEK 0.6 billion recognized in 2025. Service costs for 2026 is expected to increase by 82% as a result of the Labour Code changes.

Amount recognized in the Consolidated balance sheet

	$		$		$		$		$
	Sweden		US		UK		Other		Total

2025

Defined benefit obligation (DBO)		45,209		4,429		9,814		14,254		73,706

Fair value of plan assets		32,566		4,322		10,493		10,445		57,826

Deficit/surplus (+/–)		12,643		107		–679		3,809		15,880

Plans with net surplus, excluding asset ceiling 1)				320		690		1,758		2,768

Provision for post-employment benefits 2)		12,643		427		11		5,567		18,648

2024

Defined benefit obligation (DBO)		49,423		5,340		10,473		21,362		86,598

Fair value of plan assets		31,191		5,153		11,195		16,820		64,359

Deficit/surplus (+/–)		18,232		187		–722		4,542		22,239

Plans with net surplus, excluding asset ceiling 1)		–		330		727		1,152		2,209

Provision for post-employment benefits 2)		18,232		517		5		5,694		24,448

1)
Plans with a net surplus, i.e., where plan assets exceed DBO, are reported as Other financial assets, non-current,
see note F3 ‘Financial assets,
non-current.”
The asset ceiling decreased during the year to SEK 583 (635) million.

2)	Plans with net liabilities are reported in the balance sheet as Post-employment benefits, non-current.
Total pension cost recognized in the Consolidated income statement
The costs for post-employment benefits within the Company are distributed between defined contribution plans and defined benefit plans.

	$		$		$		$		$
	Sweden		US		UK		Other		Total

2025

Pension cost for defined contribution plans		1,189		386		159		1,301		3,035

Pension cost for defined benefit plans 1)		1,659		50		2		1,551		3,262

Total		2,848		436		161		2,852		6,297

Total pension cost expressed as a percentage of wages and salaries										8.4%

2024

Pension cost for defined contribution plans		1,306		500		178		1,626		3,610

Pension cost for defined benefit plans 1)		1,624		79		–56		1,248		2,895

Total		2,930		579		122		2,874		6,505

Total pension cost expressed as a percentage of wages and salaries										8.3%

2023

Pension cost for defined contribution plans		1,223		522		148		1,571		3,464

Pension cost for defined benefit plans 1)		2,013		67		–67		1,166		3,179

Total		3,236		589		81		2,737		6,643

Total pension cost expressed as a percentage of wages and salaries										7.8%

1)
For the UK plans, negative pension costs in 2024 and 2023 were primarily driven by interest income exceeding interest costs. Interest income amounted to SEK 624 million in 2024 and SEK 626 million in 2023 compared with interest costs of SEK 532 million in 2024 and SEK 514 million in 2023, respectively. In 2025, pension costs increased due to administrative expenses of SEK 38 million, although interest income of SEK 565 million continued to exceed interest costs of SEK 529 million.

Change in the net defined benefit obligation

	$			$		$		$			$		$
	2025							2024
		Present value of obligation	1)		Fair value of plan assets		Total		Present value of obligation	1)		Fair value of plan assets		Total

Opening balance		86,598			–64,359		22,239		85,535			–62,593		22,942

Included in the income statement 2)

Current service cost		1,875			–		1,875		2,210			–		2,210

Past service cost and gains and losses on settlements		630			–		630		–82			–		–82

Interest cost/income (+/–)		2,803			–2,223		580		2,953			–2,377		576

Taxes and administrative expenses		–			62		62		–			64		64

Other		48			5		53		41			22		63

		5,356			–2,156		3,200		5,122			–2,291		2,831

Remeasurements

Return on plan assets excluding amounts in interest expense/income		–			–456		–456		–			1,583		1,583

Actuarial gains/losses (–/+) arising from changes in demographic assumptions		92			–		92		–229			–		–229

Actuarial gains/losses (–/+) arising from changes in financial assumptions		–6,286			–		–6,286		–4,958			–		–4,958

Experience-based gains/losses (–/+)		–33			–		–33		2,825			–		2,825

		–6,227			–456		–6,683		–2,362			1,583		–779

Other changes

Translation difference		–4,089			3,714		–375		1,781			–1,760		21

Contributions and payments from:

Employers 3)		–1,869			–632		–2,501		–2,097			–682		–2,779

Plan participants		153			–148		5		362			–357		5

Payments from plans:

Benefit payments		–1,562			1,562		–		–1,825			1,825		–

Settlements		–5,020			5,011		–9		–			–		–

Other		366			–362		4		82			–84		–2

Closing balance		73,706			–57,826		15,880		86,598			–64,359		22,239

1)	The weighted average duration of DBO is 16.9 (16.8) years.
2)	Excludes the impact of the asset ceiling of SEK 63 (65) million in 2025.
3)	The expected contribution to the plans during 2026 is SEK 2.6 billion.
Present value of the defined benefit obligation

	$		$		$		$		$
	Sweden		US		UK		Other		Total

2025

DBO, closing balance		45,209		4,429		9,814		14,254		73,706

of which partially or fully funded		45,209		4,002		9,814		11,485		70,510

of which unfunded		–		427		–		2,769		3,196

2024

DBO, closing balance		49,423		5,340		10,473		21,362		86,598

of which partially or fully funded		49,423		4,823		10,473		18,064		82,783

of which unfunded		–		517		–		3,298		3,815

Asset allocation by asset type and geography
1)

	$		$		$		$		$		$
		Sweden		US		UK		Other		Total		of which unquoted	2)

2025

Cash and cash equivalents		384		69		976		537		1,966		13%

Equity securities		8,838		364		776		1,754		11,732		25%

Debt securities		14,750		3,432		203		4,215		22,600		24%

Real estate		5,579						493		6,072		100%

Investment funds		2,728		702		632		924		4,986		81%

Assets held by insurance company						7,482		2,150		9,632		100%

Other		287		–245		424		372		838		48%

Total		32,566		4,322		10,493		10,445		57,826

of which real estate occupied by the Company		–		–		–		–		–

of which securities issued by the Company		–		–		–		–		–

2024

Cash and cash equivalents		231		206		1,025		572		2,034		15%

Equity securities		8,557		431		914		1,920		11,822		24%

Debt securities		14,559		4,052		118		9,717		28,446		26%

Real estate		5,760		–		–		516		6,276		100%

Investment funds		2,139		792		308		2,120		5,359		68%

Assets held by insurance company		–		–		8,002		1,909		9,911		100%

Other		–55		–328		828		66		511		1%

Total		31,191		5,153		11,195		16,820		64,359

of which real estate occupied by the Company		–		–		–		–		–

of which securities issued by the Company		–		–		–		–		–

1)	Asset class is presented based on the underlying exposure of the investment. This includes direct investment in securities or investment through pooled funds that invest in an asset class.
2)	Unquoted refers to assets classified as fair value level 2 and 3. Unquoted assets comprise mainly investments in pooled investment vehicles.
Actuarial assumptions

	$		$		$		$		$		$
	2025						2024
	Sweden		US		UK		Sweden		US		UK

Financial assumptions

Discount rate		3.0%		5.3%		5.6%		2.4%		5.6%		5.6%

Inflation rate		2.0%		2.5%		2.9%		2.0%		2.5%		3.1%

Salary increase rate		2.5%		4.0%		—		2.5%		4.0%		–

Demographic assumptions

Life expectancy after age 65 in years		24		22		23		23		22		23

Actuarial assumptions are assessed on a quarterly basis. See also note A1 “Material accounting policies” and note A2 “Judgments and critical accounting estimates.”
Sweden
The defined benefit obligation (DBO) has been calculated using a discount rate based on the yields of Swedish government bonds. IAS 19 Employee Benefits prescribes that if there is not a deep market in high-quality corporate bonds, the market yields on government bonds shall be applied for the pension liability calculation. As of December 31, 2025, the discount rate applied in Sweden was 3.0% (2.4%). If the discount rate had been based on Swedish covered mortgage bonds, the discount rate as of December 31, 2025 would have been 4.0% (3.6%). If the discount rate based on Swedish covered mortgage bonds had been applied for the pension liability calculation, the DBO at December 31, 2025 would have been approximately SEK 7.7(10.5) billion lower.
US and UK
The defined benefit obligation has been calculated using a discount rate based on yields of high-quality corporate bonds, where “high-quality” has been defined as a rating of AA and above.
Total remeasurements in Other comprehensive income
related to post-employment benefits

	$		$
	2025		2024

Actuarial gains and losses (+/–)		5,567		340

The effect of asset ceiling		62		99

Swedish special payroll taxes		1,115		438

Total		6,744		877

	$		$		$
Sensitivity analysis of significant actuarial assumptions, SEK billion

Impact on the DBO of a change in assumptions	Sweden		US		UK

Financial assumptions

Discount rate –0.5%		4.5		0.2		0.6

Discount rate +0.5%		–4.0		–0.2		–0.5

Inflation rate –0.5%		–4.1		–		–0.4

Inflation rate +0.5%		4.5		–		0.4

Salary increase rate –0.5%		–1.3		–		–

Salary increase rate +0.5%		1.4		–		–

Demographic assumptions

Longevity – 1 year		–2.0		–1.0		–0.2

Longevity + 1 year		2.0		0.1		0.2